Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Schedule of other income and expenses
	Year ended December 31 2021	Year ended December 31 2020	Year ended December 31 2019
	£’000	£’000	£’000
IFRS 2 expense on the Transaction (non-cash)	240,810	—	—
Fair value movement in warrants	(26,671)	—	—
	214,140	—	—